Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000009912 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	ITTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	9.50%	2.41%)	4.10%
Class A (without 5.50% maximum front-end sales charge)	15.87%	3.57%)	4.69%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000009914 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	HAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.79%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	14.01%	2.82%)	3.94%
Class C (without 1.00% contingent deferred sales charge)	15.01%	2.82%)	3.94%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000155857 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	ITTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	16.24%	3.89%)	4.99%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

Performance Inception Date	Mar. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000040927 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R3
Trading Symbol	ITTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$144	1.34%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	15.52%	3.28%)	4.40%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000040928 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R4
Trading Symbol	ITTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	15.85%	3.54%)	4.68%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000040929 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	ITTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	16.20%	3.84%)	4.99%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000200563 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	ITTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	16.29%	3.96%)	5.08%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000009915 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	IHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	16.20%	3.87%)	5.03%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000185693 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	ITTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and ongoing conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Fixed income allocations contributed positively to relative performance over the period. This was primarily driven by positive relative returns from our allocation to active strategies (such as, strategic income allocation).
Within equity, United States housing equities, equity securities that promote environmental sustainability in our view, global defensive equities, and global cyclicals contributed to the relative performance. Volatility management also added to performance.
The Fund’s tactical positioning implemented through our active allocation process also generated positive results.
Top Detractors to Performance
Equities delivered positive total returns but sub-strategy selection, the underweight asset allocation, and security selection detracted from relative performance.
Equity allocations detracted from relative performance, driven by exposure to global dividend growth equities and North Asian equities.
The Fund’s use of call options, which sought to hedge market exposure, detracted from relative returns.
During the period, the Fund’s use of derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets, was additive to relative performance. Over the period, the Fund’s use of equity and interest rate futures for risk management purposes, contributed slightly positively to relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	16.32%	3.98%)	5.06%
Blended Benchmark	22.30%	6.81%)	6.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
S&P 500 Index	38.02%	15.27%)	13.00%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 586,610,484
Holdings Count | Holding	1,068
Advisory Fees Paid, Amount	$ 3,512,866
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$586,610,484%
Total number of portfolio holdings	$1,068%
Total investment management fees paid	$3,512,866%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$187%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	23.9%
Corporate Bonds	21.2%
Asset & Commercial Mortgage-Backed Securities	14.3%
Equity Linked Securities	10.3%
Senior Floating Rate Interests	9.3%
U.S. Government Securities	6.2%
U.S. Government Agencies	5.7%
Convertible Bonds	4.8%
Foreign Government Obligations	3.5%
Exchange-Traded Funds	1.0%
Preferred Stocks	1.0%
Municipal Bonds	0.1%
Short-Term Investments	0.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%

C000009932 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class A
Trading Symbol	HGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.28%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	13.85%	7.03%	7.77%
Class A (without 5.50% maximum front-end sales charge)	20.48%	8.25%	8.38%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009934 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class C
Trading Symbol	HGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	2.07%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	18.52%	7.42%	7.56%
Class C (without 1.00% contingent deferred sales charge)	19.52%	7.42%	7.56%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035170 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class I
Trading Symbol	HGHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.02%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	20.78%	8.54%	8.67%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040933 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R3
Trading Symbol	HGHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$178	1.62%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	20.05%	7.88%	8.02%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040934 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R4
Trading Symbol	HGHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$144	1.31%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	20.45%	8.21%	8.35%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040935 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R5
Trading Symbol	HGHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	20.78%	8.52%	8.67%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000211746 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R6
Trading Symbol	HGHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	20.88%	8.64%	8.78%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009935 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class Y
Trading Symbol	HGHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$114	1.03%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	20.79%	8.54%	8.73%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185697 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class F
Trading Symbol	HGHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P Composite 1500 Health Care Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the small-cap Biopharma, mid-cap Biopharma, and large-cap Biopharma sub-sectors.
  Top individual contributors over the period were underweight positions in Johnson & Johnson (large-cap Biopharma), CVS Health (Health Care Services) and the Fund’s out-of-benchmark position in UCB (large-cap Biopharma).
  An overweight allocation to mid-cap Biopharma contributed positively to relative performance.
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare Services sub-sector.
  Security selection within the Healthcare Services and Medical Technology sub-sectors contributed negatively to relative performance.
  The largest individual detractors over the period were an underweight position in AbbVie (large-cap Biopharma), overweight to Humana (Healthcare Services), and the Fund’s out-of-benchmark position in agilon health (Healthcare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	20.92%	8.64%	8.75%
S&P Composite 1500 Health Care Index	20.04%	10.81%	10.06%
S&P 500 Index	38.02%	15.27%	13.00%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,042,223,289
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 9,690,767
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,042,223,289%
Total number of portfolio holdings (excluding derivatives, if any)	$106%
Total investment management fees paid	$9,690,767%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	28.6%
Health Care Providers & Services	23.8%
Biotechnology	20.9%
Health Care Equipment & Services & Supplies	14.3%
Life Sciences Tools & Services	9.8%
Health Care Technology	0.6%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009944 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class A
Trading Symbol	HRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	20.98%	6.87%)	5.98%
Class A (without 5.50% maximum front-end sales charge)	28.02%	8.08%)	6.58%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 541,344,687
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 529,226
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000009946 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class C
Trading Symbol	HRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.38%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	25.98%	7.20%)	5.76%
Class C (without 1.00% contingent deferred sales charge)	26.98%	7.20%)	5.76%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 541,344,687
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 529,226
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000035171 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class I
Trading Symbol	HRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.26%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	28.29%	8.37%)	6.90%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 541,344,687
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 529,226
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000040939 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class R3
Trading Symbol	HRARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	27.58%	7.73%)	6.24%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 541,344,687
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 529,226
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000040940 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class R4
Trading Symbol	HRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	27.86%	8.04%)	6.55%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 541,344,687
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 529,226
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000040941 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class R5
Trading Symbol	HRATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.26%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	28.38%	8.38%)	6.88%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 541,344,687
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 529,226
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000185699 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Allocation Fund
Class Name	Class F
Trading Symbol	HRAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investments in the Hartford Large Cap Growth ETF and The Hartford Growth Opportunities Fund were the top contributors to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and these underlying funds outperformed their benchmarks during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
The Fund’s investment in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund, which underperformed its benchmark during the period.
The Fund’s investments in the Hartford Schroders International Multi-Cap Value Fund and The Hartford International Opportunities Fund also detracted.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	28.55%	8.50%)	6.98%
Blended Benchmark	28.67%	9.54%)	8.47%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 541,344,687
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 529,226
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$541,344,687%
Total number of portfolio holdings	$19%
Total investment management fees paid	$529,226%
Portfolio turnover rate	$9%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	59.2%
International/Global Equity Funds	25.8%
Taxable Fixed Income Funds	14.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000009977 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class A
Trading Symbol	HFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	16.77%	4.19%	7.22%
Class A (without 5.50% maximum front-end sales charge)	23.56%	5.38%	7.83%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009979 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class C
Trading Symbol	HMDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.92%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	21.49%	4.56%	7.01%
Class C (without 1.00% contingent deferred sales charge)	22.49%	4.56%	7.01%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000074606 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class I
Trading Symbol	HFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	23.86%	5.64%	8.09%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000077363 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R3
Trading Symbol	HFMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164	1.47%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	23.12%	5.00%	7.45%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000077364 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R4
Trading Symbol	HFMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	23.50%	5.33%	7.79%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000077365 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R5
Trading Symbol	HFMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	23.83%	5.65%	8.11%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148293 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R6
Trading Symbol	HFMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	23.99%	5.75%	8.22%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009980 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class Y
Trading Symbol	HMDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	23.87%	5.69%	8.18%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185713 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class F
Trading Symbol	HMDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose, as measured by the S&P 500 Index, over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the S&P MidCap 400 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Energy, Utilities, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Fair Isaac (Information Technology), Targa Resources (Energy), and Nuvei (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Staples sectors.
  The largest individual detractors over the period were out-of-benchmark positions in agilon health (Healthcare) and Dexcom (Healthcare), and not holding Super Micro Computers (Information Technology).
  Sector allocation, a result of the team’s bottom-up stock selection process, was also a detractor to relative performance during the period due to an overweight allocation to the Healthcare sector and an underweight to the Financials sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	23.98%	5.75%	8.18%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Growth Index	38.67%	11.46%	11.19%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Russell Midcap Growth Index will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,411,536,635
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 42,893,347
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,411,536,635%
Total number of portfolio holdings (excluding derivatives, if any)	$92%
Total investment management fees paid	$42,893,347%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	24.3%
Industrials	17.6%
Consumer Discretionary	15.3%
Health Care	13.9%
Financials	13.6%
Energy	4.2%
Utilities	3.5%
Communication Services	2.9%
Consumer Staples	2.5%
Real Estate	1.2%
Materials	0.8%
Short-Term Investments	1.2%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Material Fund Change Risks Change [Text Block]
Effective December 31, 2024, the Fund’s principal investment strategy and principal risks will be modified to reflect the investment team’s focus on quality companies with sustainable growth potential. These changes were announced in supplements to the Fund’s summary prospectus and statutory prospectus dated September 24, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009981 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class A
Trading Symbol	HMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.14%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	22.93%	8.84%	7.26%
Class A (without 5.50% maximum front-end sales charge)	30.09%	10.08%	7.87%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009983 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class C
Trading Symbol	HMVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	1.95%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	28.09%	9.22%	7.05%
Class C (without 1.00% contingent deferred sales charge)	29.09%	9.22%	7.05%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089745 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class I
Trading Symbol	HMVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	30.46%	10.41%	8.18%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089746 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R3
Trading Symbol	HMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$170	1.48%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	29.70%	9.75%	7.55%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089743 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R4
Trading Symbol	HMVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$136	1.18%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	30.13%	10.07%	7.87%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000089744 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R5
Trading Symbol	HMVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	30.46%	10.40%	8.20%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000237833 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R6
Trading Symbol	HMVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	30.56%	10.53%	8.28%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009984 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class Y
Trading Symbol	HMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	30.42%	10.41%	8.25%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185715 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class F
Trading Symbol	HMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$88	0.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a contributor to relative performance during the period due to the Fund’s overweight allocations to the Financials and Consumer Discretionary sectors, and underweight allocation to the Utilities sector.
  Security selection within the Consumer Staples, Information Technology, and Communication Services sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Coherent (Information Technology), Synovus Financial (Financials), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Consumer Discretionary, Healthcare, and Energy sectors.
  The Fund’s underweight allocations to the Real Estate and Industrials sectors and overweight to the Consumer Staples sector also detracted from relative results.
  The largest individual detractors over the period were overweight positions in Flagstar Financial (Financials), Integra LifeSciences Holdings (Healthcare), and an out-of-benchmark position in Goodyear Tire&Rubber (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	30.56%	10.52%	8.28%
Russell Midcap Value Index	34.03%	9.93%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,054,982,771
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,075,306
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,054,982,771%
Total number of portfolio holdings (excluding derivatives, if any)	$81%
Total investment management fees paid	$7,075,306%
Portfolio turnover rate	$132%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.9%
Industrials	19.0%
Utilities	9.6%
Consumer Discretionary	8.9%
Health Care	8.6%
Real Estate	7.1%
Energy	6.1%
Materials	6.1%
Information Technology	5.6%
Communication Services	3.4%
Consumer Staples	3.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	1.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000009993 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class A
Trading Symbol	HSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.30%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	24.32%	8.57%	6.71%
Class A (without 5.50% maximum front-end sales charge)	31.56%	9.80%	7.32%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000009995 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class C
Trading Symbol	HTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.05%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	29.54%	8.99%	6.52%
Class C (without 1.00% contingent deferred sales charge)	30.54%	8.99%	6.52%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000155858 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
  Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
  Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	31.96%	10.16%	7.65%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Mar. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000105487 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R3
Trading Symbol	HSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$173	1.50%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	31.29%	9.64%	7.13%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000105488 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R4
Trading Symbol	HSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$139	1.20%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	31.67%	9.92%	7.42%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000105489 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R5
Trading Symbol	HSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	32.01%	10.25%	7.74%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000200565 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R6
Trading Symbol	HSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	32.14%	10.34%	7.82%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000009996 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class Y
Trading Symbol	HSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	32.04%	10.28%	7.79%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000185717 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class F
Trading Symbol	HSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$93	0.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Information Technology, Communication Services, Real Estate and Energy sectors contributed positively to relative performance.
Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s underweight allocation to the Energy sector and overweight to the Financials sector.
Top individual contributors over the period were overweight positions in REV Group (Industrials) and Piedmont Office Realty Trust (Real Estate) and an out-of-benchmark position in InterDigital (Information Technology).
Top Detractors to Performance
Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Materials, and Consumer Staples sectors.
Underweight allocations to the Real Estate and Materials sectors detracted from relative performance.
The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Veradigm (Information Technology) and Pacira Biosciences (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	32.23%	10.34%	7.77%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,682,872
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 836,971
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$124,682,872%
Total number of portfolio holdings (excluding derivatives, if any)	$67%
Total investment management fees paid	$836,971%
Portfolio turnover rate	$46%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	38.1%
Consumer Discretionary	17.6%
Industrials	11.3%
Information Technology	9.0%
Health Care	7.2%
Energy	3.1%
Utilities	3.1%
Real Estate	3.0%
Consumer Staples	2.8%
Materials	2.8%
Communication Services	1.9%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000009997 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class A
Trading Symbol	HBAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	16.60%	4.83%)	4.58%
Class A (without 5.50% maximum front-end sales charge)	23.38%	6.03%)	5.18%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 317,535,414
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 314,674
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000009999 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class C
Trading Symbol	HBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.38%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	21.32%	5.17%)	4.36%
Class C (without 1.00% contingent deferred sales charge)	22.32%	5.17%)	4.36%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 317,535,414
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 314,674
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000035176 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class I
Trading Symbol	HBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	23.67%	6.30%)	5.47%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 317,535,414
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 314,674
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000040966 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R3
Trading Symbol	HBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	22.98%	5.67%)	4.82%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 317,535,414
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 314,674
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000040967 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R4
Trading Symbol	HBASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	23.42%	5.98%)	5.13%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 317,535,414
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 314,674
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000040968 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R5
Trading Symbol	HBATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	23.75%	6.31%)	5.45%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 317,535,414
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 314,674
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000185719 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class F
Trading Symbol	HBADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s positions in The Hartford World Bond Fund and the Hartford Core Equity Fund and these underlying funds underperformed their benchmarks during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	23.88%	6.41%)	5.54%
Blended Benchmark	23.77%	7.05%)	6.71%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 317,535,414
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 314,674
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$317,535,414%
Total number of portfolio holdings	$17%
Total investment management fees paid	$314,674%
Portfolio turnover rate	$11%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	43.0%
Taxable Fixed Income Funds	36.3%
International/Global Equity Funds	20.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%
Total	100.0%

C000010012 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class A
Trading Symbol	IHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.29%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	26.11%	6.94%	7.11%
Class A (without 5.50% maximum front-end sales charge)	33.45%	8.15%	7.72%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,142,443
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010014 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class C
Trading Symbol	HSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.16%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	31.30%	7.26%	6.88%
Class C (without 1.00% contingent deferred sales charge)	32.30%	7.26%	6.88%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,142,443
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035177 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class I
Trading Symbol	IHSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.98%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	33.90%	8.47%	8.02%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,142,443
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R3
Trading Symbol	IHSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$186	1.60%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	33.10%	7.83%	7.45%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,142,443
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040970 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R4
Trading Symbol	IHSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$151	1.29%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	33.49%	8.16%	7.78%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,142,443
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R5
Trading Symbol	IHSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$117	1.00%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	33.86%	8.48%	8.10%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,142,443
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148294 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R6
Trading Symbol	IHSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.88%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	34.05%	8.60%	8.20%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 51,424.43
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010015 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class Y
Trading Symbol	HSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$116	0.99%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	33.96%	8.48%	8.13%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,142,443
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185723 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class F
Trading Symbol	IHSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$103	0.88%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the expected close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection within the Energy, Healthcare, and Financials sectors contributed positively to relative performance.
Not holding securities in the Utilities sector, an underweight allocation to the Materials sector and an overweight to the Industrials sector contributed to relative performance.
Top individual contributors over the period were an overweight position in PROCEPT BioRobotics (Healthcare) and out-of-benchmark positions in Viper Energy (Energy) and Wingstop (Consumer Discretionary).
Top Detractors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, detracted from relative performance mainly driven by the Fund’s overweight to the Energy sector and underweight allocations to the Information Technology and Consumer Staples sectors.
Security selection within Information Technology, Communication Services, and Consumer Discretionary detracted from relative results during the period.
The largest individual detractors over the period were not holding Super Micro Computer (Information Technology), an overweight position in Eventbrite (Communication Services), and an out-of-benchmark position in DoubleVerify Holdings (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	34.01%	8.59%	8.12%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 645,935,232
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,142,443
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$645,935,232%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$5,142,443%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.3%
Industrials	26.4%
Information Technology	15.7%
Consumer Discretionary	8.8%
Financials	7.4%
Energy	4.0%
Real Estate	3.2%
Materials	2.6%
Communication Services	2.5%
Consumer Staples	1.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	(0.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010038 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class A
Trading Symbol	ITHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.04%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	27.11%	9.76%	9.24%
Class A (without 5.50% maximum front-end sales charge)	34.51%	11.01%	9.86%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010040 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.85%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	32.45%	10.13%	9.03%
Class C (without 1.00% contingent deferred sales charge)	33.45%	10.13%	9.03%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035178 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class I
Trading Symbol	ITHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	34.85%	11.30%	10.17%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040984 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R3
Trading Symbol	ITHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.41%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	34.03%	10.61%	9.48%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040985 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R4
Trading Symbol	ITHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$129	1.10%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	34.45%	10.95%	9.82%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040986 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R5
Trading Symbol	ITHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	34.82%	11.28%	10.15%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148295 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R6
Trading Symbol	ITHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	34.99%	11.40%	10.26%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010041 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class Y
Trading Symbol	HCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	34.85%	11.30%	10.20%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185725 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class F
Trading Symbol	HCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2024. During the second half of the period, the rally in U.S. stocks considerably broadened beyond a concentrated group of mega-cap technology companies that powered the market in the first half of the period. The labor market continued to cool, primarily through fewer job openings and reduced hiring rather than widespread layoffs. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed positively to relative performance during the period due to the Fund’s underweight allocations to the Energy and Healthcare sectors.
  Security selection within the Information Technology, Communication Services, and Energy sectors contributed positively to relative performance.
  The Fund’s exposure to companies that we believe are higher quality contributed to relative results.
  Top individual contributors over the period were an underweight position in Apple (Information Technology), an overweight position in American Express (Financials), and an out-of-benchmark position in ARM (Information Technology).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Healthcare sectors.
  From a style perspective, the Fund’s underweight exposure to higher-momentum names detracted from relative performance.
  The largest individual detractors over the period were an underweight position in NVIDIA (Information Technology), as well as overweight positions in Nike (Consumer Discretionary) and LKQ (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	35.00%	11.40%	10.24%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 Index	38.02%	15.27%	13.00%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,255,800,025
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 40,293,822
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,255,800,025%
Total number of portfolio holdings (excluding derivatives, if any)	$144%
Total investment management fees paid	$40,293,822%
Portfolio turnover rate	$85%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.0%
Financials	14.6%
Industrials	10.7%
Consumer Discretionary	10.5%
Communication Services	9.5%
Health Care	8.8%
Consumer Staples	4.7%
Materials	4.2%
Real Estate	3.5%
Energy	2.6%
Utilities	1.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010054 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class A
Trading Symbol	HCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	11.60%	2.49%)	2.83%
Class A (without 5.50% maximum front-end sales charge)	18.10%	3.66%)	3.41%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 25, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 152,987,326
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 93,231
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010056 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class C
Trading Symbol	HCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.44%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	16.05%	2.86%)	2.61%
Class C (without 1.00% contingent deferred sales charge)	17.05%	2.86%)	2.61%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 25, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 152,987,326
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 93,231
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035181 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class I
Trading Symbol	HCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	18.35%	3.93%)	3.67%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 25, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 152,987,326
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 93,231
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040996 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R3
Trading Symbol	HCVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
  Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
  Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	17.61%	3.29%)	3.07%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 25, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 152,987,326
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 93,231
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040997 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R4
Trading Symbol	HCVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	17.99%	3.59%)	3.39%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 25, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 152,987,326
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 93,231
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040998 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R5
Trading Symbol	HCVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	18.38%	3.91%)	3.70%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 25, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 152,987,326
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 93,231
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000249771 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class Y
Trading Symbol	HCVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class Y	$0	0.16%
*	Reflects information for the period of October 25, 2024 (commencement of operations of Class Y shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.16%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	(0.61)%	3.93%)	3.67%
Blended Benchmark	18.32%)	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%)	(0.23)%	1.49%
Russell 3000 Index	37.86%)	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%)	5.78%)	4.79%

Performance Inception Date	Oct. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 25, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 152,987,326
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 93,231
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185731 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class F
Trading Symbol	HCVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. United States (U.S.) equities generated strong returns as measured by the Russell 3000 Index. International equities also had strong performance for the trailing one-year period as measured by the MSCI ACWI ex USA Index (Net) supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance and the Hartford Large Cap Growth ETF outperformed its benchmark during the period.
In fixed income, performance was helped from the Fund’s position in the Hartford Core Bond ETF, which outperformed its benchmark during the period.
Asset allocation also contributed to results helped from the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
The Fund’s investments in The Hartford Equity Income Fund and Hartford Multifactor US Equity ETF were top detractors to performance as value stocks underperformed during the trailing twelve-month period.
Performance was also hurt from the Fund’s position in The Hartford World Bond Fund, which underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	18.45%	4.03%)	3.75%
Blended Benchmark	18.32%	4.20%)	4.72%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Russell 3000 Index	37.86%	14.60%)	12.44%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%)	4.79%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 25, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 152,987,326
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 93,231
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$152,987,326%
Total number of portfolio holdings	$19%
Total investment management fees paid	$93,231%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.6%
International/Global Equity Funds	10.4%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]
Effective as of the close of business on October 25, 2024, the Fund’s contractual investment management fee was eliminated and certain of the Fund’s expense limitation arrangements were reduced. The expense limitation arrangement remains in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were announced in supplements to the Fund’s statutory prospectus dated June 20, 2024 and October 28, 2024 and reflected in the Fund’s summary prospectus dated March 1, 2024, as restated October 28, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010057 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class A
Trading Symbol	HAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.70%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	29.01%	12.07%	11.84%
Class A (without 5.50% maximum front-end sales charge)	36.51%	13.35%	12.47%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010059 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class C
Trading Symbol	HGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.45%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	34.49%	12.50%	11.64%
Class C (without 1.00% contingent deferred sales charge)	35.49%	12.50%	11.64%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000155859 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class I
Trading Symbol	HGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.46%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	36.85%	13.63%	12.75%
S&P 500 Index	38.02%	15.27%	13.00%

Performance Inception Date	Mar. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.104% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.104% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000040999 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R3
Trading Symbol	HGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.08%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	35.99%	12.93%	12.08%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041000 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R4
Trading Symbol	HGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$85	0.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	36.44%	13.33%	12.46%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041001 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R5
Trading Symbol	HGITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54	0.46%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	36.82%	13.62%	12.76%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000155860 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R6
Trading Symbol	HAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.36%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	36.96%	13.73%	12.86%
S&P 500 Index	38.02%	15.27%	13.00%

Performance Inception Date	Mar. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010060 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class Y
Trading Symbol	HGIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$53	0.45%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	36.84%	13.64%	12.81%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000179839 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class F
Trading Symbol	HGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.36%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Underweight allocations to the Energy, Materials, and Consumer Staples sectors contributed positively to relative performance.
  Security selection within the Information Technology, Communication Services, and Health Care sectors contributed positively to performance.
  Top individual contributors over the period were an underweight position in GE Vernova (Industrials) and overweight positions in Broadcom (Information Technology) and American Express (Financials).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the main detractor from relative performance during the period, due to overweight allocations to the Healthcare and Financials sectors and an underweight to the Information Technology sector.
  Security selection slightly detracted from relative performance during the period, driven by weak selection within the Consumer Staples, Consumer Discretionary, and Energy sectors.
  The largest individual detractors over the period were overweight positions in Estee Lauder (Consumer Staples), UnitedHealth Group (Healthcare), and EOG Resources (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	36.96%	13.73%	12.83%
S&P 500 Index	38.02%	15.27%	13.00%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,526,102,511
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 33,189,460
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$10,526,102,511%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$33,189,460%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	31.8%
Financials	12.9%
Health Care	12.6%
Consumer Discretionary	10.3%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.0%
Utilities	3.2%
Energy	2.8%
Real Estate	2.4%
Materials	1.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010061 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class A
Trading Symbol	IHGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	20.81%	10.65%	9.91%
Class A (without 5.50% maximum front-end sales charge)	27.84%	11.91%	10.53%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010063 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class C
Trading Symbol	HDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.73%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	25.84%	11.04%	9.69%
Class C (without 1.00% contingent deferred sales charge)	26.84%	11.04%	9.69%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035182 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class I
Trading Symbol	HDGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	28.15%	12.19%	10.80%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.105% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.105% of the average daily net assets attributable to the class.
C000041002 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R3
Trading Symbol	HDGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.34%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	27.34%	11.49%	10.13%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041003 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R4
Trading Symbol	HDGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.03%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	27.73%	11.83%	10.47%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041004 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R5
Trading Symbol	HDGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	28.09%	12.17%	10.81%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148297 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R6
Trading Symbol	HDGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	28.21%	12.29%	10.91%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010064 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class Y
Trading Symbol	HDGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.73%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	28.12%	12.22%	10.87%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185733 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class F
Trading Symbol	HDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Financials, Consumer Staples, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s underweight allocation to the Consumer Discretionary sector and overweight to the Financials sector also contributed to relative performance.
  Top individual contributors over the period were overweight positions in Micron Technology (Information Technology), Wells Fargo (Financials), and American Express (Financials).
Top Detractors to Performance
  Security selection was the primary detractor to relative performance during the period, driven by weak selection within the Information Technology, Communication Services, and Healthcare sectors.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology), Meta Platforms (Communication Services), and an out-of-benchmark position in TotalEnergies (Energy).
  Sector allocation, a result of our bottom-up stock selection process, was also a detractor to relative performance during the period due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	28.25%	12.29%	10.88%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,445,872,719
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 102,749,122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$18,445,872,719%
Total number of portfolio holdings (excluding derivatives, if any)	$78%
Total investment management fees paid	$102,749,122%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	17.5%
Financials	16.7%
Health Care	13.8%
Industrials	9.8%
Communication Services	7.2%
Energy	7.2%
Consumer Staples	7.1%
Utilities	5.8%
Consumer Discretionary	4.4%
Materials	4.3%
Real Estate	2.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010065 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class A
Trading Symbol	HQIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	17.85%	9.11%	8.83%
Class A (without 5.50% maximum front-end sales charge)	24.71%	10.35%	9.45%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010067 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class C
Trading Symbol	HQICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.74%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	22.77%	9.51%	8.63%
Class C (without 1.00% contingent deferred sales charge)	23.77%	9.51%	8.63%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035183 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class I
Trading Symbol	HQIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	25.05%	10.61%	9.71%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.108% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.108% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000041005 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R3
Trading Symbol	HQIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$153	1.36%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	24.27%	9.94%	9.05%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041006 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R4
Trading Symbol	HQISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	24.64%	10.26%	9.38%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041007 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R5
Trading Symbol	HQITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	25.06%	10.61%	9.71%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148298 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R6
Trading Symbol	HQIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	25.15%	10.72%	9.82%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010068 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class Y
Trading Symbol	HQIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	25.04%	10.64%	9.76%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185735 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class F
Trading Symbol	HQIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 1000 Value Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Information Technology, Consumer Discretionary, and Financials sectors contributed to relative performance.
  An overweight allocation to the Utilities sector and an underweight allocation to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were an out-of-benchmark position in Broadcom (Information Technology), not holding a position in Intel (Information Technology), and an overweight position in Corning (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Industrials, Healthcare, and Real Estate sectors.
  Sector allocation, a result of our bottom-up stock selection process, also detracted from relative performance mainly driven by the Fund’s underweight allocations to the Financials and Industrials sectors as well as the Fund’s overweight to the Healthcare sector.
  The largest individual detractors over the period were an out-of-benchmark position in Pernod Ricard (Consumer Staples) and overweight positions in Pfizer (Healthcare) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	25.17%	10.72%	9.79%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 1000 Index	38.07%	15.00%	12.75%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,177,432,916
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 31,393,286
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,177,432,916%
Total number of portfolio holdings (excluding derivatives, if any)	$77%
Total investment management fees paid	$31,393,286%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.1%
Health Care	16.1%
Industrials	13.6%
Utilities	8.8%
Information Technology	8.6%
Consumer Staples	8.4%
Energy	8.0%
Real Estate	6.4%
Materials	4.4%
Consumer Discretionary	3.3%
Communication Services	2.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000034969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class A
Trading Symbol	HBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	12.68%	3.83%)	5.13%
Class A (without 5.50% maximum front-end sales charge)	19.24%	5.01%)	5.72%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

C000034971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class C
Trading Symbol	HBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.64%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	17.34%	4.22%)	4.94%
Class C (without 1.00% contingent deferred sales charge)	18.34%	4.22%)	4.94%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

C000085296 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class I
Trading Symbol	HBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	19.60%	5.26%)	5.99%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.082% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.082% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000089747 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R3
Trading Symbol	HBLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.27%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	18.85%	4.62%)	5.35%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089748 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R4
Trading Symbol	HBLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	19.19%	4.92%)	5.67%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

C000089749 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R5
Trading Symbol	HBLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	19.51%	5.25%)	5.97%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

C000148299 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R6
Trading Symbol	HBLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	19.65%	5.35%)	6.07%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

C000034972 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class Y
Trading Symbol	HBLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	19.51%	5.25%)	6.00%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

C000185737 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class F
Trading Symbol	HBLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Equity markets made significant gains in the twelve-month period ending October 31, 2024. Performance was positive across all sectors, led by Financials and Industrials. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the Fund level, the fixed income portion contributed to performance.
  The Fund’s security selection in investment grade credit was the primary contributor to benchmark relative returns over the trailing twelve months.
  The Fund’s overweight to high yield credit contributed as this sector broadly outperformed duration-equivalent Treasuries during the period.
  The Fund’s duration and yield curve positioning was modestly additive to benchmark-relative returns as we employed small, tactical changes to the Fund’s posture during the period.
  The Fund’s equity security selection in the Financials and Technology sectors contributed to benchmark-relative returns during the period.
Top Detractors to Performance
  At the Fund level, the equity portion detracted from performance.
  The primary detractor to relative performance over the period was equity security selection within the Industrials, Real Estate, and Materials sectors.
  Sector allocation within equities also detracted from relative performance, particularly the underweight in the Financials and Industrials sectors, and overweight in the Energy sector.
  The Fund’s underweight allocation to investment grade credit detracted from benchmark-relative returns as credit spreads tightened over the period.
  The Fund’s security selection in high yield credit modestly detracted as the Fund owned higher-quality issuers while over this period, lower-quality high yield companies outperformed their higher-quality counterparts.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	19.68%	5.36%)	6.06%
Blended Benchmark	21.77%	5.15%)	5.65%
Russell 1000 Value Index	30.98%	10.14%)	8.87%
Bloomberg US Corporate Index	13.63%	0.54%)	2.57%
JP Morgan Emerging Markets Bond Index Plus	20.36%	(1.28)%	1.31%
Bloomberg US High Yield - 2% Issuer Cap Index	16.47%	4.53%)	4.86%
Russell 1000 Index	38.07%	15.00%)	12.75%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 12,406,097,305
Holdings Count | Holding	1,537
Advisory Fees Paid, Amount	$ 66,230,375
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$12,406,097,305%
Total number of portfolio holdings	$1,537%
Total investment management fees paid	$66,230,375%
Portfolio turnover rate	$61%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	46.3%
Common Stocks	43.4%
Foreign Government Obligations	3.3%
U.S. Government Securities	2.4%
Municipal Bonds	0.3%
Convertible Bonds	0.1%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	2.6%
Total	100.0%

C000048992 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class A
Trading Symbol	HCKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	17.64%	6.61%)	6.88%
Class A (without 5.50% maximum front-end sales charge)	24.48%	7.82%)	7.48%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,403,957,177
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

C000048994 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class C
Trading Symbol	HCKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	22.44%	7.00%)	6.66%
Class C (without 1.00% contingent deferred sales charge)	23.44%	7.00%)	6.66%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,403,957,177
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

C000059904 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class I
Trading Symbol	HCKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	24.70%	8.07%)	7.74%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,403,957,177
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

C000068458 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R3
Trading Symbol	HCKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	24.06%	7.42%)	7.09%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,403,957,177
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

C000068459 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R4
Trading Symbol	HCKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	24.40%	7.74%)	7.41%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,403,957,177
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

C000068460 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R5
Trading Symbol	HCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	24.82%	8.06%)	7.70%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,403,957,177
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

C000185739 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class F
Trading Symbol	HCKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing one-year period ending October 31, 2024 led by domestic stocks. Both the S&P 500 Index and Russell 3000 Index generated strong returns supported by easing inflation and interest rate cuts. Bonds lagged but still posted strong positive returns for the trailing one-year period as measured by the Bloomberg US Aggregate Bond Index. Treasury yields ended broadly lower and most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Performance relative to the Blended Benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
Performance relative to the Blended Benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
The Fund’s investment in The Hartford Capital Appreciation Fund also detracted from performance relative to the Blended Benchmark. The Hartford Capital Appreciation Fund lagged its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	24.83%	8.17%)	7.82%
Blended Benchmark	28.27%	9.97%)	9.11%
Russell 3000 Index	37.86%	14.60%)	12.44%
S&P 500 Index	38.02%	15.27%)	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,403,957,177
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,403,957,177%
Total number of portfolio holdings	$5%
Total investment management fees paid	$0%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.7%
Taxable Fixed Income Fund	33.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

C000089178 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class A
Trading Symbol	HRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	2.28%)	5.39%	2.22%)
Class A (without 5.50% maximum front-end sales charge)	8.23%)	6.59%	2.80%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

C000089179 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class C
Trading Symbol	HRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	2.00%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.52%)	5.80%	2.04%)
Class C (without 1.00% contingent deferred sales charge)	7.52%)	5.80%	2.04%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

C000089173 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class I
Trading Symbol	HRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	8.49%)	6.89%	3.07%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

C000089174 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R3
Trading Symbol	HRLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.50%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	8.04%)	6.35%	2.55%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

C000089175 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R4
Trading Symbol	HRLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	8.36%)	6.64%	2.84%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

C000089176 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R5
Trading Symbol	HRLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	8.62%)	6.92%	3.11%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

C000236153 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R6
Trading Symbol	HRLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	8.60%)	6.97%	3.16%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

C000089177 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class Y
Trading Symbol	HRLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	8.72%)	6.99%	3.17%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

C000185751 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class F
Trading Symbol	HRLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, due to strong earnings from select mega-cap tech companies and an improved economic outlook. The European Central Bank began easing rates, while the United States (U.S.) Federal Reserve (Fed) cut its benchmark rate by 50 basis points. The European Union (EU) saw healthy consumption growth. Japan faced economic challenges, and China’s rebound was limited by its property sector. Political developments garnered greater prominence amid an anticipated extremely close U.S. presidential race and leadership changes in many countries. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Allocation decisions were modestly additive across the major asset classes, helped by an overweight to equities and an underweight to fixed income.
Within fixed income, positive effects from security selection were driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Within Commodities, positive effects from security selection were driven by an overweight to natural gas and a non-benchmark position in carbon emissions within the Energy sector.
Top Detractors to Performance
Negative relative results within equities were driven by weak security selection within the Energy, Real Estate, Infrastructure, and Industrial Metals sectors. Sector allocation decisions contributed, driven by an underweight to the Industrial Metals sector and an overweight to the Real Estate sector which more than offset the negative impacts from an overweight to the Agriculture sector and an underweight to the Infrastructure sector.
Within Commodities, sector allocation was negative during the period, driven by the negative impacts from an overweight to precious metals.
Within fixed income, sector allocation was negative, driven by a non-benchmark position in Mexican inflation-linked bonds.
During the period, the Fund gained commodity exposure through derivatives, primarily futures. While an overweight to the commodities asset class had a negative impact over the period, this was offset by positive relative results within the asset class. An overweight to the Industrial Metals sector and an overweight to natural gas within the Energy sector both contributed.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	8.72%)	7.00%	3.14%)
Blended Benchmark	11.01%)	5.72%	3.35%)
Bloomberg US TIPS 1-10 Year Index	7.70%)	2.93%	2.42%)
MSCI ACWI Commodity Producers Index (Net)	6.88%)	9.04%	3.74%)
Bloomberg Commodity Index Total Return	(1.18)%	6.96%	(0.08)%
MSCI World IMI Core Real Estate Index (Net)	30.10%)	0.46%	3.45%)
MSCI ACWI Infrastructure Index (Net)	30.84%)	4.57%	3.98%)
MSCI ACWI Index (Net)	32.79%)	11.08%	9.06%)

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 79,409,714
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 800,743
Investment Company Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$79,409,714%
Total number of portfolio holdings	$217%
Total investment management fees paid	$800,743%
Portfolio turnover rate	$198%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	52.1%
U.S. Government Securities	32.8%
Foreign Government Obligations	1.3%
Exchange-Traded Funds	0.5%
Closed End Funds	0.4%
Short-Term Investments	10.1%
Other Assets & Liabilities	2.8%
Total	100.0%

[1]	Reflects information for the period of October 25, 2024 (commencement of operations of Class Y shares) through October 31, 2024. Expenses for the full reporting period would be higher.
[2]	Annualized.